Vanguard Ultra-Short Bond ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Ultra-Short Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Ultra-Short Bond ETF (the “Fund”) seeks to provide current income while maintaining limited price volatility.